Share-based compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Dividend yield	0.00%	0.00%	0.00%
Employee Stock Option
Share-based compensation
Risk-free interest rate, minimum	4.19%	3.88%	3.45%
Risk-free interest rate, maximum	4.24%
Expected volatility, minimum	59.61%	57.25%	56.55%
Expected volatility, maximum	60.01%
Weighted average expected volatility	59.83%	57.25%	56.55%
Minimum | Employee Stock Option
Share-based compensation
Expected exercise multiple	¥ 2.5	¥ 2.5	¥ 2.5
Maximum | Employee Stock Option
Share-based compensation
Expected exercise multiple	¥ 2.8	¥ 2.8